Segment Reporting (Details) - Schedule of segment assets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Segment assets
Total assets	¥ 3,242,118	$ 508,759	¥ 3,080,999
Agency Segment [Member]
Segment assets
Total assets	1,259,973	197,717	1,254,778
Claims Adjusting Segment [Member]
Segment assets
Total assets	302,592	47,483	309,237
Other Segments [Member]
Segment assets
Total assets	¥ 1,679,553	$ 263,559	¥ 1,516,984